COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 11:-COMMITMENTS AND CONTINGENT LIABILITIES

a.Pledges:

The Company has pledged bank deposits in the amount of $ 715, in connection with an office lease agreement and credit cards.

b.Legal contingencies:

The Company reviews the status of each legal matter it is involved in, from time to time, in the ordinary course of business and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2020, the Company is not involved in any claims or legal proceedings which require accrual of liability for the estimated loss.